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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management LLC
                 -------------------------------
   Address:      2755 Sand Hill Road
                 -------------------------------
                 Suite 200
                 -------------------------------
                 Menlo Park, CA 94025
                 -------------------------------

Form 13F File Number: 28-12255
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   650-926-1302
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William Miller             Menlo Park, CA     August 13, 2007
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-00096               Capital Guardian Trust Company
    28-11599               Grantham, Mayo, Van Otterloo & Co. LLC
    28-11866               Morgan Stanley Investment Management, Inc.
    28-07312               Security Capital Research and Management Incorporated
    28-04557               Wellington Management Company, LLP
       ---------------     -----------------------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  none (0)
                                        --------------------

Form 13F Information Table Entry Total:            three (3)
                                        --------------------

Form 13F Information Table Value Total:           $1,146,517
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

none

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                           FORM 13F INFORMATION TABLE

                                                         SHRS OR
                                                VALUE    PRN          SH /  PUT /  INVESTMENT   OTHER         VOTING AUTHORITY
TITLE OF CLASS                    CUSIP         (X1000)  AMT          PRN   CALL   DISCRETION   MANAGERS  SOLE        SHARED  NONE
--------------------------------  ------------------------------------------------------------------------------------------------
MSCI EMERGING MARKETS INDEX FUND  464287234     396,031    3,008,212  SH           SOLE                    3,008,212
MSCI JAPAN INDEX FUND             464286848     215,298   14,837,905  SH           SOLE                   14,837,905
MSCI EAFE FD                      464287465     535,188    6,626,076  SH           SOLE                    6,626,076